Equity Based Compensation - Schedule of Equity-Based Expenses (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Equity-Based Expenses [Line Items]
Total	$ 843	$ 1,099
Restricted stock units, stock options and restricted stock awards [Member]
Schedule of Equity-Based Expenses [Line Items]
Total	552	1,099
Equity Based Compensation - Other [Member]
Schedule of Equity-Based Expenses [Line Items]
Total	$ 291